PROPERTY AND EQUIPMENT:	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT: [Abstract]
PROPERTY AND EQUIPMENT:
NOTE 5 - PROPERTY AND EQUIPMENT:

	December 31
	2015	2014
Cost:
Leasehold improvements	$164	$88
Computers and software	130	64
Laboratory equipment	768	598
Furniture	84	42
Vehicles*	175	118
	1,321	910
Less:
Accumulated depreciation and amortization	675	662
Property and Equipment, net	$646	$248

* See note 8c relating to the lien on the Company's vehicles

Depreciation and amortization expense totaled $87, $33 and $39 for the years ended December 31, 2015, 2014 and 2013, respectively.

During the year ended December 31, 2015 the Company disposed of fixed assets in the net amount of $15.